Contingent Payment (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure of contingent liabilities in business combination [abstract]
Summary of Contingent Payment

Total
As at December 31, 2020	63
Re-measurement (1)	571
Liabilities Settled or Payable	(242)
As at September 30, 2021	392
(1)     Contingent payment is carried at fair value. Changes in fair value are recorded in net earnings.